Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Summary of reconciliation of changes in goodwill

Total
HK$
Cost:
At January 1, 2021 and December 31, 2021	—
Arising from acquisition of AMTD Digital (Note 34)	58,675,041

At December 31, 2022	58,675,041